CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 497,241	$ 840,913
Restricted cash and cash equivalents	0	4,365
Inventory	11,597	0
Prepaid in-kind services	0	46,271
Prepaid expenses and other current assets	15,891	5,368
Total current assets	524,729	896,917
Restricted cash and cash equivalents	25,000	4,000
Long-term deposits	27,620	17,687
Property, plant and equipment, net	244,377	71,401
Intangible assets, net	97,181	50,050
Investment in affiliates	61,778	8,420
Goodwill	5,238	5,238
Other assets	3,896	0
Total assets	989,819	1,053,713
Current liabilities
Accounts payable	86,982	29,364
Accrued expenses and other current liabilities	93,487	17,739
Debt and finance lease liabilities, current	140	5,170
Total current liabilities	180,609	52,273
Long-term debt and finance lease liabilities, net of current portion	25,047	13,956
Operating lease liabilities	2,263	0
Warrant liability	4,284	7,335
Other long-term liabilities	84,033	0
Deferred tax liabilities, net	11	8
Total liabilities	296,247	73,572
Commitments and contingencies (Note 14)
Stockholders' equity
Preferred stock, $0.0001 par value, 150,000,000 shares authorized, no shares issued and outstanding as of December 31, 2021 and 2020	0	0
Common stock, $0.0001 par value, 600,000,000 shares authorized, 413,340,550 and 391,041,347 shares issued and outstanding as of December 31, 2021 and 2020, respectively	41	39
Additional paid-in capital	1,944,341	1,540,037
Accumulated deficit	(1,250,612)	(560,174)
Accumulated other comprehensive income (loss)	(198)	239
Total stockholders' equity	693,572	980,141
Total liabilities and stockholders' equity	$ 989,819	$ 1,053,713